UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22026

The Gabelli ESG Fund, Inc. (formerly, The Gabelli SRI Fund, Inc.)
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli ESG Fund, Inc.

Third Quarter Report — December 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended December 31, 2016, the net asset value (“NAV”) per Class AAA Share of the Gabelli ESG Fund increased 0.1% compared with an increase of 1.2% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2016.

Comparative Results

Average Annual Returns through December 31, 2016 (a)(b) (Unaudited)					Since Inception
	Quarter	1 Year	3 Year	5 Year	(6/01/07)
Class AAA (SRIGX)	0.06%	10.39%	4.96%	10.57%	5.83%
MSCI AC World Index	1.19	7.86	3.13	9.36	2.61
S&P 500 Index	3.82	11.96	8.87	14.66	6.28
Class A (SRIAX)	0.06	10.40	4.97	10.58	5.84
With sales charge (c)	(5.69)	4.05	2.92	9.28	5.19
Class C (SRICX)	(0.15)	9.63	4.17	9.76	5.05
With contingent deferred sales charge (d)	(1.14)	8.63	4.17	9.76	5.05
Class I (SRIDX)	0.13	10.72	5.22	10.86	6.10

In the current prospectuses dated July 29, 2016, the gross expense ratios for Class AAA, A, C, and I Shares are 1.68%, 1.68%, 2.43%, and 1.43%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. Class AAA and I shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The MSCI AC World Index is an unmanaged market capitalization weighted index representing both developed and emerging markets. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends March 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli ESG Fund, Inc.

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.2%
	Aerospace — 0.7%
8,000	B/E Aerospace Inc.	$481,520

	Automotive: Parts and Accessories — 6.7%
5,800	Adient plc†	339,880
16,000	Genuine Parts Co.	1,528,640
5,000	O’Reilly Automotive Inc.†	1,392,050
25,000	Tenneco Inc.†	1,561,750

		4,822,320

	Beverage — 4.6%
30,000	Danone SA	1,901,092
10,000	PepsiCo Inc.	1,046,300
9,000	Suntory Beverage & Food Ltd.	373,861

		3,321,253

	Broadcasting — 3.2%
12,000	Liberty Broadband Corp., Cl. C†	888,840
20,000	Liberty Media Corp.-Liberty Braves, Cl. C†	411,800
30,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,017,600

		2,318,240

	Building and Construction — 5.4%
20,000	Fortune Brands Home & Security Inc.	1,069,200
10,001	Herc Holdings Inc.†	401,627
58,000	Johnson Controls International plc	2,389,020

		3,859,847

	Business Services — 3.1%
20,000	Macquarie Infrastructure Corp.	1,634,000
25,000	The Interpublic Group of Companies Inc.	585,250

		2,219,250

	Cable and Satellite — 7.0%
500	Cable One Inc.	310,865
24,000	Comcast Corp., Cl. A	1,657,200
17,000	DISH Network Corp., Cl. A†	984,810
14,000	EchoStar Corp., Cl. A†	719,460
45,000	Liberty Global plc, Cl. C†	1,336,500

		5,008,835

	Computer Software and Services — 3.2%
40,000	Blucora Inc.†	590,000
35,000	eBay Inc.†	1,039,150
45,000	Internap Corp.†	69,300
15,000	Yahoo! Inc.†	580,050

		2,278,500

	Consumer Products — 6.9%
38,000	Edgewell Personal Care Co.†	2,773,620
28,000	Energizer Holdings Inc.	1,249,080
34,000	Sony Corp., ADR	953,020

		4,975,720

Shares		Market Value
	Consumer Services — 1.0%
35,000	Liberty Interactive Corp. QVC Group, Cl. A†	$699,300

	Entertainment — 4.4%
18,000	Time Warner Inc.	1,737,540
20,000	Twenty-First Century Fox Inc., Cl. B	545,000
8,000	Viacom Inc., Cl. A	308,000
30,000	Vivendi SA	570,170

		3,160,710

	Environmental Services — 4.4%
35,000	Republic Services Inc.	1,996,750
14,500	Waste Connections Inc.	1,139,555

		3,136,305

	Equipment and Supplies — 4.3%
15,000	Flowserve Corp.	720,750
45,000	Mueller Water Products Inc., Cl. A	598,950
27,000	Watts Water Technologies Inc., Cl. A	1,760,400

		3,080,100

	Financial Services — 3.5%
14,000	American Express Co.	1,037,120
8,000	Kinnevik AB, Cl. B	191,689
32,000	PayPal Holdings Inc.†	1,263,040

		2,491,849

	Food — 17.4%
75,000	Conagra Brands Inc.	2,966,250
22,000	General Mills Inc.	1,358,940
18,000	Kellogg Co.	1,326,780
25,000	Lamb Weston Holdings Inc.†	946,250
20,000	Maple Leaf Foods Inc.	418,873
60,000	Mondele¯z International Inc., Cl. A	2,659,800
15,000	Nestlé SA	1,076,058
12,000	Post Holdings Inc.†	964,680
20,000	Unilever plc, ADR	814,000

		12,531,631

	Health Care — 0.6%
8,000	Zoetis Inc.	428,240

	Machinery — 4.5%
65,000	Xylem Inc.	3,218,800

	Retail — 9.0%
35,000	CST Brands Inc.	1,685,250
20,000	CVS Health Corp.	1,578,200
8,000	Hertz Global Holdings Inc.†	172,480
25,000	United Natural Foods Inc.†	1,193,000
60,000	Whole Foods Market Inc.	1,845,600

		6,474,530

	Specialty Chemicals — 3.0%
37,000	Chemtura Corp.†	1,228,400

See accompanying notes to schedule of investments.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
20,000	H.B. Fuller Co.	$966,200

		2,194,600

	Telecommunications — 0.9%
15,000	Loral Space & Communications Inc.†	615,750

	Wireless Communications — 1.4%
18,000	T-Mobile US Inc.†	1,035,180

	TOTAL COMMON STOCKS	68,352,480

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.8%
$ 3,438,000	U.S. Treasury Bills,
	0.325% to 0.491%††,
	01/05/17 to 03/23/17	$3,436,630

	TOTAL INVESTMENTS — 100.0% (Cost $57,871,763)	$71,789,110

	Aggregate tax cost	$57,877,671

	Gross unrealized appreciation	$16,213,398
	Gross unrealized depreciation	(2,301,959)

	Net unrealized appreciation/depreciation	$13,911,439

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$68,352,480	—	$68,352,480
U.S. Government Obligations	—	$3,436,630	3,436,630
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$68,352,480	$3,436,630	$71,789,110

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at December 31, 2016 or March 31, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options,

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2016, the Fund held no investments in options contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

Gabelli ESG Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s SRI equity products. He is a graduate of Fairfield University with a B.A. in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief	President
Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Executive Chairman,	Secretary
Associated Capital Group, Inc.	Agnes Mullady Treasurer
Clarence A. Davis
Former Chief	Richard J. Walz
Executive Officer,	Chief Compliance Officer
Nestor, Inc.

Vincent D. Enright	DISTRIBUTOR
Former Senior Vice
President and	G.distributors, LLC
Chief Financial Officer,
KeySpan Corp.	CUSTODIAN

William F. Heitmann	The Bank of New York Mellon
Former Senior Vice
President of Finance,	LEGAL COUNSEL
Verizon Communications, Inc.

Anthonie C. van Ekris	Paul Hastings LLP
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of Gabelli ESG Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q416QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli ESG Fund, Inc. (formerly, The Gabelli SRI Fund, Inc.);

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/24/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/24/2017

* Print the name and title of each signing officer under his or her signature.